INVESTMENTS SECURITIES AVAILABLE-FOR-SALE (Details 2) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Fair Value, Less than 12 Months	$ 5,233	$ 12,834	$ 6,976
Unrealized Losses, Less than 12 Months	86	245	33
Fair Value, 12 Months or Longer	22,014	17,287	15,530
Unrealized Losses, 12 Months or Longer	413	527	301
Fair Value, Total	27,247	30,121	22,506
Unrealized Losses, Total	499	772	334
State and municipal
Debt Securities, Available-for-sale [Line Items]
Fair Value, Less than 12 Months	373	6,137	0
Unrealized Losses, Less than 12 Months	5	115	0
Fair Value, 12 Months or Longer	3,681	597	611
Unrealized Losses, 12 Months or Longer	57	20	17
Fair Value, Total	4,054	6,734	611
Unrealized Losses, Total	62	135	17
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Fair Value, Less than 12 Months	0	3,833	1,745
Unrealized Losses, Less than 12 Months	0	98	13
Fair Value, 12 Months or Longer	6,048	2,538	1,335
Unrealized Losses, 12 Months or Longer	68	43	24
Fair Value, Total	6,048	6,371	3,080
Unrealized Losses, Total	68	141	37
Government mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Fair Value, Less than 12 Months	4,860	2,864	5,231
Unrealized Losses, Less than 12 Months	81	32	20
Fair Value, 12 Months or Longer	12,285	14,152	13,584
Unrealized Losses, 12 Months or Longer	288	464	260
Fair Value, Total	17,145	17,016	18,815
Unrealized Losses, Total	$ 369	$ 496	$ 280